Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION

iQIYI, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2017, 2018 AND 2019

(Amounts in thousands of Renminbi (“RMB”) and U.S. dollars (“US$”),

except for number of shares (or ADS) and per share (or ADS) data)

1.	ORGANIZATION AND BASIS OF PRESENTATION

iQIYI, Inc. (the “Company”) was incorporated under the laws of the Cayman Islands on November 27, 2009. It was formerly known as Ding Xin, Inc. and changed its name to Qiyi.com, Inc. on August 30, 2010 and iQIYI, Inc. on November 30, 2017. The Company completed its initial public offering (“IPO”) on April 3, 2018.

The Company, its wholly-owned subsidiaries, variable interest entities (“VIEs”) and VIEs’ subsidiaries are hereinafter collectively referred to as the “Group”. The Group is an innovative platform in China offering a diverse collection of high-quality internet video content, including professionally-produced content licensed from professional content providers and self-produced content, on its platform. The Group provides membership services, online advertising services, content distribution services, live broadcasting services and online game services. The Group’s principal geographic market is in the People’s Republic of China (“PRC”). The Company does not conduct any substantive operations of its own but conducts its primary business operations through its wholly-owned subsidiaries, VIEs and VIEs’ subsidiaries in the PRC.

As of December 31, 2019, the Company’s major subsidiaries, VIEs and VIEs’ subsidiaries are as follows:

	Place of Incorporation	Date of Establishment/Acquisition	Effective interest held
Subsidiaries:
Beijing QIYI Century Science & Technology Co., Ltd. (“Beijing QIYI Century”)	PRC	March 8, 2010	100%
Chongqing QIYI Tianxia Science & Technology Co., Ltd. (“QIYI Tianxia”)	PRC	November 3, 2010	100%
Qiyi.com HK Limited (“QIYI HK”)	Hong Kong	April 14, 2011	100%
iQIYI Film Group Limited	Cayman	May 26, 2017	100%
iQIYI Media Limited	Cayman	May 26, 2017	100%
iQIYI Film Group HK Limited	Hong Kong	June 12, 2017	100%
Beijing iQIYI New Media Science & Technology Co., Ltd. (“iQIYI New Media”)	PRC	July 27, 2017	100%
Skymoons Inc.	Cayman	Acquired on July 17, 2018	100%
Magic Prime Group Limited	BVI	Acquired on July 17, 2018	80%
Special (Hong Kong) Co., Ltd.	Hong Kong	Acquired on July 17, 2018	80%

VIEs and VIEs’ subsidiaries:
Beijing iQIYI Science & Technology Co., Ltd. (“Beijing iQIYI”, formerly known as Beijing Xinlian Xinde Advertisement Media Co., Ltd.)	PRC	Acquired on November 23, 2011	Nil
Shanghai iQIYI Culture Media Co., Ltd. (“Shanghai iQIYI”)	PRC	December 19, 2012	Nil
Shanghai Zhong Yuan Network Co., Ltd. (“Shanghai Zhong Yuan”)	PRC	Acquired on May 11, 2013	Nil
iQIYI Pictures (Beijing) Co., Ltd. (“iQIYI Pictures”)	PRC	December 31, 2014	Nil
Beijing iQIYI Intelligent Entertainment Technology Co., Ltd. (“Intelligent Entertainment”, formerly known as Beijing iQIYI Cinema Management Co., Ltd.)	PRC	June 28, 2017	Nil
Tianjin Skymoons Interactive Co., Ltd. (“Tianjin Skymoons”)	PRC	Acquired on July 17, 2018	Nil
Chengdu Skymoons Digital Entertainment Co., Ltd. (“Chengdu Skymoons”)	PRC	Acquired on July 17, 2018	Nil
Chengdu Skymoons Interactive Network Game Co., Ltd. (“Skymoons Interactive”)	PRC	Acquired on July 17, 2018	Nil

In August 2017, the Company restructured the contractual arrangements by and among the Company, its subsidiary iQIYI New Media, Beijing iQIYI, iQIYI Pictures, and the shareholders of iQIYI Pictures, such that iQIYI Pictures, previously a subsidiary of Beijing iQIYI, became a VIE of the Group.

In May 2017, the Company established a wholly-owned Cayman Islands subsidiary, iQIYI Film Group Limited. iQIYI Film Group Limited holds 100% of the equity of iQIYI Film Group HK Limited, which in turn holds 100% of equity in iQIYI New Media. In June 2017, the Company established a new VIE, Beijing iQIYI Cinema Management Co., Ltd., and in October 2019 the Company renamed it as Beijing iQIYI Intelligent Entertainment Technology Co., Ltd., or Intelligent Entertainment. The Company has control and is the primary beneficiary of Intelligent Entertainment through a series of contractual arrangements between the Company, its subsidiary iQIYI New Media, Intelligent Entertainment and the shareholders of Intelligent Entertainment.

In July 2018, the Company and its subsidiaries Beijing iQIYI and Shanghai Zhong Yuan acquired a controlling equity interest in Skymoons Inc, Chengdu Skymoons and their subsidiaries (collectively referred to as “Skymoons”).

PRC laws and regulations prohibit or restrict foreign ownership of companies that engage in value-added telecommunication services, internet audio-video program services and certain other businesses. To comply with these foreign ownership restrictions, the Group operates its websites and primarily conducts its business in the PRC through the VIEs. The paid-in capital of the VIEs was mainly funded by the Company through loans extended to the authorized individuals who were the shareholders of the VIEs. The Company has entered into certain agreements with the shareholders of the VIEs through the Company or its wholly-owned subsidiaries in the PRC, including loan agreements for the paid-in capital of the VIEs and share pledge agreements for the equity interests in the VIEs held by the shareholders of the VIEs. In addition, the Company or its wholly-owned subsidiaries has entered into shareholder voting rights trust agreements and exclusive purchase option agreements with the VIEs and nominee shareholders of the VIEs, which give the Company or its wholly-owned subsidiaries the power to direct the activities that most significantly affect the economic performance of the VIEs and to acquire the equity interests in the VIEs when permitted by the PRC laws, respectively. Commitment letters have been entered into which obligate the Company to absorb losses of the VIEs that could potentially be significant to the VIEs and certain exclusive agreements have been entered into that entitle the Company or its wholly-owned subsidiaries to receive economic benefits from the VIEs that potentially could be significant to the VIEs.

Despite the lack of legal majority ownership, the Company has effective control of the VIEs through a series of contractual arrangements (the “Contractual Arrangements”) and a parent-subsidiary relationship exists between the Company and the VIEs. Through the Contractual Arrangements, the shareholders of the VIEs effectively assigned all of their voting rights underlying their equity interest in the VIEs to the Company. In addition, through the other exclusive agreements, which consist of the business operation agreements, business cooperating agreement, exclusive technology consulting and services agreements and trademark and software usage license agreements, the Company, through its wholly-owned subsidiaries in the PRC, have the right to receive economic benefits from the VIEs that potentially could be significant to the VIEs. Lastly, through the commitment letters, the Company has the obligation to absorb losses of the VIEs that could potentially be significant to the VIEs. Therefore, the Company is considered the primary beneficiary of the VIEs and consolidates the VIEs and their subsidiaries as required by ASC topic 810 (“ASC 810”), Consolidation.

The principal terms of the Contractual Arrangements are further described below:

Loan Agreements

Pursuant to the loan agreement amongst Beijing QIYI Century and the shareholder of Beijing iQIYI, amended and restated on January 30, 2013, Beijing QIYI Century provided a RMB27 million interest-free loan to the shareholder of Beijing iQIYI solely for funds necessary for the capital injection to Beijing iQIYI. The loan can be repaid only with the proceeds from the sale of all of the equity interest in Beijing iQIYI to the Company or its designated representative(s) if permitted under PRC laws. The term of the loan agreement will expire on June 23, 2021 and can be extended upon the written notification from Beijing QIYI Century.

The loan agreement entered into between Beijing QIYI Century and the shareholders of Shanghai iQIYI dated October 25, 2013, contains terms similar to the terms described above, except that the total amount of loans extended to the shareholders of Shanghai iQIYI is RMB10 million and the term of the loan agreement will expire on October 24, 2023.

The loan agreement entered into between Beijing QIYI Century and the shareholder of Shanghai Zhong Yuan, amended on January 14, 2014, contains terms similar to the terms described above, except that the total amount of the loan to the shareholder of Shanghai Zhong Yuan is RMB20 million and the term of the loan agreement will expire on January 13, 2024.

The loan agreement entered into between iQIYI New Media and the shareholders of Intelligent Entertainment dated July 27, 2017, contains terms similar to the terms described above, except that the total amount of loans extended to the shareholders of Intelligent Entertainment is RMB20 million and the term of the loan agreement will expire on July 26, 2027.

The loan agreement entered into between iQIYI New Media and the shareholders of iQIYI Pictures dated August 30, 2017, contains terms similar to the terms described above, except that the total amount of loans extended to the shareholders of iQIYI Pictures is RMB100 million and the term of the loan agreement will expire on August 29, 2027.

Exclusive Purchase Option Agreements

Pursuant to the exclusive purchase option agreement amongst the Company, Beijing QIYI Century, Beijing iQIYI and its shareholder, amended and restated on January 30, 2013, the shareholder granted the Company an exclusive irrevocable option to purchase, all or part of the equity interests held by its shareholder, when and to the extent permitted under PRC law, at an amount equal to the cost of the initial contributions to the registered capital or the minimum amount of consideration permitted by applicable PRC law. In addition, Beijing iQIYI’s shareholder granted the Company an exclusive right to designate one or more persons to purchase all the equity interests in Beijing iQIYI. Without the prior written consent of the Company, Beijing iQIYI may not: (i) amend its articles of association, (ii) increase or decrease the registered capital, (iii) sell or otherwise dispose of its assets or beneficial interest, (iv) create or allow any encumbrance on its assets or other beneficial interests, (v) extend any loans to third parties, (vi) enter into any material contract with a value of more than RMB300 (except those contracts entered into in the ordinary course of business), (vii) merge with or acquire any other persons or make any investments or (viii) distribute dividends to its shareholders. Beijing iQIYI’s shareholder also agrees that he will not dispose the equity interests in Beijing iQIYI nor create or allow any encumbrance on the equity interests and extend any loans to individuals without the prior written consent of the Company. The shareholder should remit to the Company any amount that is paid by the Company or its designated person(s) in connection with the purchased equity interest. Any and all dividends and other capital distributions from Beijing iQIYI to its shareholders should be repaid to the Company. The agreement will terminate when Beijing iQIYI’s shareholder transfers all of his equity interests in Beijing iQIYI to the Company or its designated person(s) or upon expiration of the term of business of the Company or Beijing iQIYI. The term of the agreement is ten years and may be renewed at the discretion of the Company.

The exclusive purchase option agreement amongst the Company, Beijing QIYI Century, Shanghai iQIYI and its shareholders dated October 25, 2013, the exclusive purchase option agreement amongst the Company, Beijing QIYI Century, Shanghai Zhong Yuan and its shareholder, amended on January 14, 2014, the exclusive purchase option agreement amongst iQIYI New Media, Intelligent Entertainment and its shareholders on July 27, 2017, and the exclusive purchase option agreement amongst iQIYI New Media, iQIYI Pictures and its shareholders on August 30, 2017, contain terms similar to the terms described above.

Commitment Letters

Pursuant to the commitment letter dated January 30, 2013, under the condition that Beijing iQIYI remains as a consolidated affiliated entity of the Company under United States generally accepted accounting principles (“U.S. GAAP”) and the relevant contractual arrangements remain in effect, the Company commits to provide unlimited financial support to Beijing iQIYI, if Beijing iQIYI requires any form of reasonable financial support for its normal business operations. If Beijing iQIYI incurs any losses and as a result cannot repay its loans from the Company and Beijing QIYI Century, the Company and Beijing QIYI Century would unconditionally forgive their loans to Beijing iQIYI, if Beijing iQIYI provides sufficient proof for its loss and incapacity to repay.

The commitment letters executed by the Company for Shanghai iQIYI, Shanghai Zhong Yuan, iQIYI Pictures and Intelligent Entertainment, contain terms similar to the terms described above.

Shareholder Voting Rights Trust Agreements and Powers of Attorney

Pursuant to the shareholder voting rights trust agreement amongst Beijing QIYI Century and Beijing iQIYI’s shareholder, amended and restated on January 30, 2013, Beijing iQIYI’s shareholder agreed to entrust all the rights to exercise its voting power and any other rights as Beijing iQIYI’s shareholder to the person(s) designated by Beijing QIYI Century. Beijing iQIYI’s shareholder agreed to irrevocably appoint the person(s) designated by Beijing QIYI Century as his attorney-in-fact to represent him to exercise all the voting rights and other shareholders’ rights on his behalf on all matters requiring shareholder approval. The agreement will remain effective for as long as the shareholder remains the shareholder of Beijing iQIYI unless Beijing QIYI Century unilaterally terminates the agreement by written notice. Pursuant to an irrevocable power of attorney, Beijing QIYI Century granted all of its rights under the shareholder voting rights trust agreement to the Company.

The shareholder voting rights trust agreement amongst Beijing QIYI Century and Shanghai iQIYI’s shareholders dated October 25, 2013, and the shareholder voting rights trust agreement amongst Beijing QIYI Century and Shanghai Zhong Yuan’s shareholder, amended on January 14, 2014, contain terms similar to the terms described above except under the shareholder voting rights trust agreements, the person designated by Beijing QIYI Century as the attorney-in-fact to represent the shareholders of Shanghai iQIYI and Shanghai Zhong Yuan must be approved by the Company. The powers of attorney amongst the Company, iQIYI New Media and the shareholders of iQIYI Pictures and the powers of attorney amongst the Company, iQIYI New Media and the shareholders of Intelligent Entertainment are substantially the same as the terms discussed above.

Exclusive Technology Consulting and Services Agreements

Pursuant to the exclusive technology consulting and services agreement amongst Beijing QIYI Century and Beijing iQIYI effective November 23, 2011, Beijing QIYI Century has the sole and exclusive right to provide to Beijing iQIYI specified technology consulting and services in return for service fees. Beijing iQIYI agrees to accept such services and, without the prior written consent of Beijing QIYI Century, may not accept the same or similar technology consulting and services provided by any third party during the term of the agreement. Beijing iQIYI agrees to pay specified service fees to Beijing QIYI Century on a quarterly basis. Beijing QIYI Century has the right to unilaterally adjust the amount of the service fee through written confirmation, without prior consent from Beijing iQIYI. All the benefits and interests generated from the agreement, including but not limited to software copyrights, intellectual property rights, know-how and trade secrets, become the sole and exclusive rights of Beijing QIYI Century. The agreement will be in effect for ten years unless Beijing QIYI Century unilaterally terminates the agreement by giving written notification at least thirty days prior to the expiration of the agreement. The agreement can also be renewed at the discretion of Beijing QIYI Century.

The exclusive technology consulting and services agreement amongst Beijing QIYI Century and Shanghai iQIYI on October 25, 2013, the exclusive technology consulting and services agreement amongst Beijing QIYI Century and Shanghai Zhong Yuan, amended on January 14, 2014, the exclusive management consulting and business cooperation agreement amongst iQIYI New Media and Intelligent Entertainment on July 27, 2017, and the exclusive management consulting and business cooperation agreement amongst iQIYI New Media and iQIYI Pictures on August 30, 2017, contain terms similar to the terms described above.

Share Pledge Agreements

Pursuant to the share pledge agreement amongst Beijing QIYI Century and Beijing iQIYI’s shareholder, amended and restated on January 30, 2013, Beijing iQIYI’s shareholder has pledged all of his equity interest in Beijing iQIYI to guarantee his and Beijing iQIYI’s performance of their obligations under, the exclusive technology consulting and services agreement and the amended and restated loan agreement. During the term of the share pledge agreement, Beijing QIYI Century has the right to receive all of the dividends and profits distributed on the pledged equity. If Beijing iQIYI or its shareholder breaches its respective contractual obligations, Beijing QIYI Century, as the pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The shareholder of Beijing iQIYI agrees not to dispose of the pledged equity interests, create or allow any encumbrance on the pledged equity interests or take any actions that would prejudice Beijing QIYI Century’s interest. The share pledge agreement will expire after Beijing iQIYI and its shareholder has completed all their obligations under the exclusive technology consulting and services agreement and the amended and restated loan agreement unless otherwise unilaterally terminated by Beijing QIYI Century.

The share pledge agreement amongst Beijing QIYI Century and Shanghai iQIYI’s shareholders dated October 25, 2013, the share pledge agreement amongst Beijing QIYI Century and Shanghai Zhong Yuan’s shareholder, amended on January 14, 2014, the share pledge agreement amongst iQIYI New Media and Intelligent Entertainment’s shareholders on July 27, 2017, and the share pledge agreement amongst iQIYI New Media and iQIYI Pictures’ shareholders on August 30, 2017, contain terms similar to the terms described above except that the pledged equity interest is only to guarantee performance of their obligations under the loan agreements.

Business Operation Agreements / Exclusive Management Consulting and Business Cooperation Agreements

Pursuant to the business operation agreement amongst Beijing QIYI Century, Beijing iQIYI and its shareholder, amended and restated on January 30, 2013, Beijing iQIYI agrees to accept the proposal provided by Beijing QIYI Century from time to time relating to employment, daily business and financial management. This agreement can only be unilaterally revoked/amended by Beijing QIYI Century. The agreement has a term of ten years and is renewable at the discretion of Beijing QIYI Century.

The business operation agreement amongst Beijing QIYI Century and Shanghai iQIYI’s shareholders dated October 25, 2013, the business operation agreement amongst Beijing QIYI Century and Shanghai Zhong Yuan’s shareholder, amended on January 14, 2014, the exclusive management consulting and business cooperation agreement amongst iQIYI New Media and Intelligent Entertainment on July 27, 2017, and the exclusive management consulting and business cooperation agreement amongst iQIYI New Media and iQIYI Pictures on August 30, 2017, contain terms similar to the terms described above.

Trademark License Agreement and Software Usage License Agreement

Pursuant to the trademark license agreement and the software usage license agreement amongst Beijing QIYI Century and Beijing iQIYI effective November 23, 2011, Beijing QIYI Century granted a non-exclusive and non-transferable license, without sublicensing rights, to Beijing iQIYI to use its trademarks and software. Beijing iQIYI may only use the licenses in its own business operations. Beijing QIYI Century has the right to adjust the service fees at its sole discretion. The initial term of the two agreements is five years and the software usage license agreement may be extended upon the written consent of Beijing QIYI Century. The trademark license agreement is automatically extended for successive one-year periods after its expiration unless Beijing QIYI Century early terminates the agreement in accordance with the provisions of the agreement. The software usage license agreement was extended for another five years after its initial term.

Business Cooperation Agreement

Pursuant to the business cooperation agreement amongst Beijing QIYI Century and Beijing iQIYI effective November 23, 2011, Beijing iQIYI agrees to provide Beijing QIYI Century with services, including internet information services, online advertising and other services reasonably necessary within the scope of Beijing QIYI Century’s business. Beijing iQIYI agrees to use, technology services provided by Beijing QIYI Century on its website, including but not limited to, P2P download and video on-demand systems. Beijing QIYI Century agrees to pay specified service fees to Beijing iQIYI as consideration for the internet information services and other services provided by Beijing iQIYI. Beijing iQIYI has the right to waive the service fees at its discretion. The term of this agreement is ten years and can be renewed at Beijing QIYI Century’s discretion.

In the opinion of the Company’s legal counsel, (i) the ownership structure relating to the VIEs of the Company is in compliance with existing PRC laws and regulations; and (ii) each of the contractual arrangements with the VIEs and their shareholders, and the Contractual Arrangements taken as a whole, are valid and legally binding upon each party to such agreement under PRC laws; is enforceable against each party thereto in accordance with its terms; and does not contravene any applicable PRC laws or regulations currently in effect.

However, uncertainties in the PRC legal system could cause the Company’s current ownership structure to be found in violation of any existing and/or future PRC laws or regulations and could limit the Company’s ability to enforce its rights under these contractual arrangements. Furthermore, the VIEs’ shareholders may have interests that are different with those of the Company, which could potentially increase the risk that they would seek to act in contrary to the terms of the aforementioned agreements.

In addition, if the current structure or any of the contractual arrangements were found to be in violation of any existing or future PRC law, the Company may be subject to penalties, including but not be limited to: the cancelation or revocation of the Company’s business and operating licenses, being required to restructure the Company’s operations or discontinue the Company’s operating activities. The imposition of any of these or other penalties may result in a material and adverse effect on the Company’s ability to conduct its operations. As a result, the Company may not be able to operate or control the VIEs, which may result in deconsolidation of the VIEs.

The carrying amounts of the assets, liabilities and the results of operations of the VIEs and VIEs’ subsidiaries included in the Company’s consolidated balance sheets and statements of comprehensive loss are as follows:

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	614,929	882,743	126,798
Short-term investments	763,310	169,565	24,356
Accounts receivable, net	2,426,175	2,839,945	407,933
Others	3,185,767	3,927,386	564,134
Total current assets	6,990,181	7,819,639	1,123,221
Non-current assets:
Fixed assets, net	840,609	856,116	122,973
Long-term investments	2,133,476	2,130,467	306,022
Operating lease assets	-	649,273	93,262
Others	10,664,091	9,992,629	1,435,352
Total non-current assets	13,638,176	13,628,485	1,957,609
Total assets	20,628,357	21,448,124	3,080,830
LIABILITIES
Third-party liabilities
Current liabilities:
Accounts and notes payable	5,285,801	4,193,022	602,290
Customer advances and deferred revenue	2,115,296	2,982,011	428,339
Long-term loans, current portion (i)	56,000	732,213	105,176
Operating lease liabilities, current portion	-	95,905	13,776
Accrued expenses and other liabilities	3,218,856	3,181,906	457,052
Others	648,323	908,408	130,485
Total current liabilities	11,324,276	12,093,465	1,737,118
Non-current liabilities:
Operating lease liabilities	-	364,853	52,408
Other non-current liabilities (i)	1,434,506	1,567,977	225,226
Total non-current liabilities	1,434,506	1,932,830	277,634
Amounts due to the Company and its subsidiaries	12,409,340	13,583,317	1,951,121
Total liabilities	25,168,122	27,609,612	3,965,873

	For the year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Total revenues	16,389,778	22,982,783	26,887,129	3,862,094
Net loss	(609,387)	(2,749,657)	(3,329,772)	(478,292)
Net cash provided by/(used for) operating activities	5,356,540	4,548,220	(4,305,955)	(618,512)
Net cash used for investing activities	(4,687,804)	(6,671,588)	(3,609,845)	(518,522)
Net cash (used for)/provided by financing activities	(848,300)	2,202,196	8,180,387	1,175,039

(i) In accordance with the arrangement as described in Note 14, the Group consolidates the securitization vehicles as it is a VIE for which the Group considers itself the primary beneficiary given the Group has the power to govern the activities that most significantly impact its economic performance and is obligated to absorb losses that could potentially be significant to the VIE. As of December 31, 2018 and 2019, RMB46,000 and RMB424,000 (US$60,905), respectively, of the loan is repayable within one year and is included in “Long-term loans, current portion” and the remaining balance of RMB424,000 and RMB527,000 (US$75,699), respectively, of the loan is included in non-current liabilities in the carrying amounts of the liabilities of the VIEs and VIEs' subsidiaries.

Unrecognized revenue-producing assets held by the VIEs include certain internet content provisions and other licenses, domain names and trademarks. The internet content provisions and other licenses, which are held by the VIEs that provide the relevant services, are required under relevant PRC laws, rules and regulations for the operation of Internet businesses in the PRC, and therefore are integral to the Company’s operations. The VIEs and VIEs’ subsidiaries contributed an aggregate of 94%, 92% and 93% of the Group’s consolidated revenues for the years ended December 31, 2017, 2018 and 2019, respectively, after elimination of inter-company transactions. As of December 31, 2019, there was no pledge or collateralization of the VIEs and VIEs’ subsidiaries’ assets that can only be used to settled obligations of the VIEs and VIEs’ subsidiaries, other than aforementioned in the share pledge agreements, business operation agreements and collateralization of a VIE’s office building as described in Note 14.

The VIEs’ third-party creditors did not have recourse to the general credit of the Company in normal course of business. The Company did not provide or intend to provide financial or other supports not previously contractually required to the VIEs and VIEs’ subsidiaries during the years presented.